Equity Investments - RCN (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity investments		$ 16,900,000	$ (7,600,000)	$ 1,500,000
Distributed earnings from equity investments		24,900,000	28,500,000	29,500,000
Roberts Communications Network, LLC (RCN)
Schedule of Equity Method Investments [Line Items]
Percentage interest in NASRIN, which was sold in exchange for interest in equity investment	70.00%
Equity interest (as a percent)	29.40%
Cash dividends		3,700,000	4,300,000	3,200,000
Distribution of capital		$ 0	$ 0	$ 0